Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Cash and Cash Equivalents [Line Items]
Cash at bank and on hand	$ 1,779.2	$ 860.2
Total cash and cash equivalents	1,779.2	860.2	$ 648.7	$ 769.4
Australia
Disclosure of Cash and Cash Equivalents [Line Items]
Secured cash deposit	119.0	80.1
Peru
Disclosure of Cash and Cash Equivalents [Line Items]
Secured cash deposit	$ 20.0	$ 20.0